Labor and social obligations (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
October 2024 [Member]
IfrsStatementLineItems [Line Items]
Granted	R$ 44,500
Fair values at grant date	R$ 92.78
October 2024 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vesting period	1 year
October 2024 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Vesting period	5 years
December 2023 [Member]
IfrsStatementLineItems [Line Items]
Granted		R$ 76,600
Fair values at grant date	R$ 100.97
December 2023 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vesting period		1 year
December 2023 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Vesting period		5 years
October 2023 [Member]
IfrsStatementLineItems [Line Items]
Granted		R$ 63,000
Fair values at grant date	R$ 79.12
October 2023 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vesting period		1 year
October 2023 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Vesting period		5 years
August 2023 [Member]
IfrsStatementLineItems [Line Items]
Granted		R$ 153,490
Fair values at grant date		R$ 76.45
August 2023 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vesting period		1 year
August 2023 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Vesting period		5 years
April 2023 [Member]
IfrsStatementLineItems [Line Items]
Granted		R$ 16,000
Fair values at grant date		R$ 62.51
April 2023 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vesting period		1 year
April 2023 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Vesting period		5 years
February 2023 [Member]
IfrsStatementLineItems [Line Items]
Granted		R$ 8,000
Fair values at grant date		R$ 70.69
February 2023 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vesting period		1 year
February 2023 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Vesting period		5 years
September 2022 [Member]
IfrsStatementLineItems [Line Items]
Granted			R$ 4,678
Fair values at grant date			R$ 72.59
September 2022 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vesting period			1 year
September 2022 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Vesting period			5 years
July 2022 [Member]
IfrsStatementLineItems [Line Items]
Granted			R$ 442,546
Fair values at grant date			R$ 48.24
July 2022 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vesting period			1 year
July 2022 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Vesting period			5 years